SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

13.	SEGMENT REPORTING

The Company determines its reportable operating segments using the management approach in accordance with ASC 280, Segment Reporting. Operating segments are identified based on the internal reports regularly reviewed by the Company’s Chief Executive Officer, who serves as the CODM, for purposes of evaluating performance and allocating resources.

The Company conducts its operations primarily through online e-commerce platforms serving customers in North America and Europe. Accordingly, the Company has identified two reportable operating segments: North America and Europe.

Following the termination of the Company’s VIE arrangements in December 2025, the Company no longer conducts operations in China. Accordingly, beginning in 2026, China is no longer presented as a reportable operating segment.

Revenue is attributed to the geographic region in which the related sales are generated. Cost of revenues and operating expenses are directly assigned or allocated to the reportable segments based on the nature of the underlying activities. For costs and expenses that are not directly attributable to a specific segment, the Company generally allocates such amounts based on each segment’s proportionate share of revenue for the applicable quarterly period. For interim year-to-date reporting, the quarterly allocations are aggregated to derive the cumulative year-to-date segment amounts. Interest income and interest expense are allocated based on the use of the related assets and liabilities.

Certain expenses, assets, liabilities and other amounts associated with AMCV are included solely to reconcile the Company’s reportable segment information to the corresponding consolidated amounts. These items are presented separately as Reconciliation and Other and do not represent a separate operating or reportable segment.

The following tables present selected financial information for the Company’s reportable operating segments.

	Three months ended
	June 30, 2026
	North America	Europe	Reconciliation and Other	Total

REVENUES
Product revenue	$157,947	$-	$-	$157,947
Product revenue - related party	103	5,040	-	5,143
Revenue share – related party	575,874	18,364	-	594,238
Intelligent Information Service - related party	147,999	4,720	-	152,719
AI Service Sharing - related party	26,292	838	-	27,130
Total Revenues	908,215	28,962	-	937,177
Less:
Cost of Revenue:
E-commerce platform expenses	37,274	1,189	-	38,463
Product cost	86,161	6,329	-	92,490
Delivery and freight cost	5,812	185	-	5,997
Inventory impairment losses	48,087	1,533	-	49,620
Total Cost of Revenue	177,334	9,236	-	186,570
Gross Profit	730,881	19,726	-	750,607
Less:
Operating Expenses:
Marketing and advertising	2,854	91	42	2,987
Consulting fee	32,822	1,047	-	33,869
Warranty expense	669	-	-	669
Payroll expenses	165,803	5,287	-	171,090
Professional fees	487,988	15,561	29,885	533,434
Travel and entertainment	16,478	525	-	17,003
Credit loss	-	-	-	-
Office expenses	14,987	478	320	15,785
Sales tax	4,291	137	-	4,428
State B&O tax	-	-	-	-
Other segment expenses	123,131	3,927	784	127,842
Plus:
Other Income/(Expenses):
Marketing campaign	-	-	-	-
Interest income	31,610	1,008	424	33,042
Loss on deconsolidation	-	-	-	-
Interest expense	-	-	-	-
Other income	-	-	-	-
Other expense	(51,884)	(1,655)	(388)	(53,927)
Add (Less):
Income tax (provision) benefit	1,604	51	-	1,655
Segment Net Income (Loss)	$(136,812)	$(7,923)	(30,995)	$(175,730)

	Three months ended
	June 30, 2025
	North America	Europe	China	Total

REVENUES
Product revenue	$536,139	$213,174	$-	$749,313
Product revenue - related party	104,933	41,722	-	146,655
Revenue share – related party	354,831	146,476	-	501,307
Intelligent Information Service - related party	-	-	-	-
AI Service Sharing - related party	-	-	-	-
Total Revenues	995,903	401,372	-	1,397,275
Less:
Cost of Revenue:
E-commerce platform expenses	152,571	60,478	-	213,049
Product cost	598,566	238,073	-	836,639
Delivery and freight cost	14,253	6,105	-	20,358
Inventory impairment losses	42,246	18,402	-	60,648
Total Cost of Revenue	807,636	323,058	-	1,130,694
Gross Profit	188,267	78,314	-	266,581
Less:
Operating Expenses:
Marketing and advertising	143,405	55,483	-	198,888
Consulting fee	53,140	21,855	-	74,995
Warranty expense	6,509	2,710	-	9,219
Payroll expenses	59,845	24,150	-	83,995
Professional fees	316,972	132,773	-	449,745
Travel and entertainment	17,132	7,112	-	24,244
Credit loss	-	-	-	-
Office expenses	2,858	1,147	-	4,005
Sales tax	3,751	1,304	-	5,055
State B&O tax	-	-	-	-
Other segment expenses	117,144	33,836	491	151,471
Plus:
Other Income/(Expenses):
Marketing campaign	378,945	154,743	-	533,688
Interest income	131	-	-	131
Loss on deconsolidation	-	-	-	-
Interest expense	(31,834)	-	23,752	(8,082)
Other income	-	-	-	-
Other expense	(17,863)	-	-	(17,863)
Add (Less):
Income tax (provision) benefit	(1,751)	-	-	(1,751)
Segment Net Income (Loss)	$(204,861)	$(47,313)	$23,261	$(228,913)

	Six months ended
	June 30, 2026
	North America	Europe	Reconciliation and Other	Total

REVENUES
Product revenue	$259,965	$-	$-	$259,965
Product revenue - related party	135,467	6,224	-	141,691
Revenue share – related party	1,328,130	22,116	-	1,350,246
Intelligent Information Service - related party	304,600	5,501	-	310,101
AI Service Sharing - related party	58,790	1,000	-	59,790
Total Revenues	2,086,952	34,841	-	2,121,793
Less:
Cost of Revenue:
E-commerce platform expenses	53,768	1,271	-	55,039
Product cost	225,779	7,513	-	233,292
Delivery and freight cost	12,054	216	-	12,270
Inventory impairment losses	48,394	1,535	-	49,929
Total Cost of Revenue	339,995	10,535	-	350,530
Gross Profit	1,746,957	24,306	-	1,771,263
Less:
Operating Expenses:
Marketing and advertising	12,251	138	64	12,453
Consulting fee	66,267	1,213	-	67,480
Warranty expense	2,161	7	-	2,168
Payroll expenses	384,617	6,379	-	390,996
Professional fees	796,262	17,099	42,300	855,661
Travel and entertainment	46,068	673	-	46,741
Credit loss	-	-	-	-
Office expenses	33,702	571	960	35,233
Sales tax	18,800	209	-	19,009
State B&O tax	-	-	-	-
Other segment expenses	363,509	5,125	849	369,483
Plus:
Other Income/(Expenses):
Marketing campaign	-	-	-	-
Interest income	59,702	1,148	843	61,693
Loss on deconsolidation	-	-	-	-
Interest expense	-	-	-	-
Other income	-	-	-	-
Other expense	(61,047)	(1,700)	(670)	(63,417)
Add (Less):
Income tax (provision) benefit	(485)	41	-	(444)
Segment Net Income (Loss)	$21,490	$(7,619)	(44,000)	$(30,129)

	Six months ended
	June 30, 2025
	North America	Europe	China	Total

REVENUES
Product revenue	$1,360,081	$611,035	$-	$1,971,116
Product revenue - related party	105,067	41,722	-	146,789
Revenue share – related party	739,636	332,259	-	1,071,895
Intelligent Information Service - related party	-	-	-	-
AI Service Sharing - related party	-	-	-	-
Total Revenues	2,204,784	985,016	-	3,189,800
Less:
Cost of Revenue:
E-commerce platform expenses	392,637	176,380	-	569,017
Product cost	1,204,968	541,294	-	1,746,262
Delivery and freight cost	23,141	10,395	-	33,536
Inventory impairment losses	59,393	26,680	-	86,073
Total Cost of Revenue	1,680,139	754,749	-	2,434,888
Gross Profit	524,645	230,267	-	754,912
Less:
Operating Expenses:
Marketing and advertising	409,583	183,992	-	593,575
Consulting fee	113,192	50,848	-	164,040
Warranty expense	12,865	5,779	-	18,644
Payroll expenses	141,253	63,454	-	204,707
Professional fees	603,371	271,046	-	874,417
Travel and entertainment	34,531	15,512	-	50,043
Credit loss	-	-	-	-
Office expenses	6,925	3,111	-	10,036
Sales tax	15,111	6,788	-	21,899
State B&O tax	30	-	-	30
Other segment expenses	217,234	82,159	916	300,309
Plus:
Other Income/(Expenses):
Marketing campaign	840,167	377,419	-	1,217,586
Interest income	449	-	(1)	448
Loss on deconsolidation	-	-	-	-
Interest expense	(31,843)	7,259	-	(24,584)
Other income	-	-	-	-
Other expense	(7,368)	(3,310)	-	(10,678)
Add (Less):
Income tax (provision) benefit	(6,074)	-	-	(6,074)
Segment Net Income (Loss)	$(234,119)	$(71,054)	$(917)	$(306,090)

The following table presents total assets by segment as of June 30, 2026 and December 31, 2025.

			June 30, 2026	June 30, 2026
	North America	Europe	Reconciliation and Other	Total
TOTAL SEGMENT ASSETS	$10,267,052	$880,528	79,456	$11,227,035

	December 31, 2025
	North America	Europe	China	Total
TOTAL SEGMENT ASSETS	$7,595,063	$3,577,523		$11,172,586

15.	SEGMENT REPORTING

The Company determines its reportable operating segments using the “management approach” in accordance with ASC 280, Segment Reporting. Under this approach, operating segments are based on the internal reporting structure used by the Company’s chief operating decision maker (“CODM”) to allocate resources and assess operating performance.

The Company’s Chief Executive Officer serves as the CODM and evaluates segment performance primarily based on segment revenue and segment net income (loss).

The Company operates online stores on e-commerce platforms with separate platform accounts serving North America and Europe. Accordingly, the Company has identified two primary operating segments: (1) North America and (2) Europe. Revenue generated through these e-commerce platforms is the primary performance indicator because the Company’s business model is based on selling products through online marketplace stores.

In addition, the Company previously consolidated two variable interest entities (“VIEs”), Xiaoyun and Yishijue, which operated in China. As a result, for purposes of geographic presentation, the Company presents financial information for three geographic areas: North America, Europe, and China. No revenue was generated from China during the year ended December 31, 2025.

Segment revenues are directly attributed to the geographic region in which the sales are generated. Cost of revenues and operating expenses are allocated based on the relative proportion of revenue generated by each segment. Interest income and interest expense are allocated based on the use of underlying assets or liabilities within each segment.

Other segment expenses primarily include Amazon storage fees, employee medical insurance expenses, software subscription fees, and business license and permit expenses. These costs are not material individually and are therefore not presented separately.

	Years ended
	December 31,
	2025 (Restated)
	North America	Europe	China	Total

REVENUES
Product revenue	$1,558,592	787,882	-	2,346,474
Product revenue - related party	387,136	128,620	-	515,756
Revenue share – related party	1,968,655	927,301	-	2,895,956
Intelligent Information service	151,364	71,297	-	222,661
Total Revenues	4,065,747	1,915,100		5,980,847
Less:
Cost of Revenue:
E-commerce platform expenses	455,738	214,667	-	670,405
Product cost	1,511,260	711,853	-	2,223,113
Delivery and freight cost	48,364	22,781	-	71,145
Inventory impairment losses	110,832	52,205	-	163,037
Total Cost of Revenue	2,126,193	1,001,506	-	3,127,699
Gross Profit	1,939,554	913,594	-	2,853,148
Less:
Operating Expenses:
Marketing and advertising	416,708	196,284	-	612,992
Consulting fee	159,691	75,220	-	234,911
Warranty expense	-	-	-	-
Payroll expenses	197,470	93,014	-	290,484
Professional fees	1,106,593	521,242	-	1,627,835
Travel and entertainment	43,659	20,564	-	64,223
(Reversal)/provision for credit losses - related party	-	-	-	-
Office expenses	14,857	6,998	-	21,855
Sales tax	20,029	9,435	-	29,464
State B&O tax	21	9	-	30
Other segment expenses	398,048	187,494		585,542
Plus:
Other Income/(Expenses):
Marketing campaign	827,708	389,878	-	1,217,586
Interest income	9,798	4,615	-	14,413
Loss on deconsolidation	(3,610)	(1,700)	-	(5,310)
Interest expense	(16,734)	(7,882)	-	(24,616)
Loss from the change of the FV of Warrant Liability	(17,368,256)	(8,181,016)		(25,549,272)
Other income	-	-	-	-
Other expense	26,971	12,704	-	39,675
Less:
Income tax	(4,651)	-		(4,651)
Segment Net Income (Loss)	$(16,946,296)	(7,980,068)	-	(24,926,364)

	Years ended
	December 31,
	2024
	North America	Europe	China	Total

REVENUES
Product revenue	$5,454,400	$1,985,499	$-	$7,439,899
Product revenue - related party	6,270	-	-	6,270
Revenue share – related party	2,020,232	734,556	-	2,754,788
Intelligent Information service	-	-	-	-
Total Revenues	7,480,902	2,720,055	-	10,200,957
Less:
Cost of Revenue:
E-commerce platform expenses	1,495,826	543,882	-	2,039,708
Product cost	4,401,924	1,600,539	-	6,002,463
Delivery and freight cost	129,401	47,050	-	176,451
Inventory impairment losses	972,686	353,669	-	1,326,355
Total Cost of Revenue	6,999,837	2,545,140	-	9,544,977
Gross Profit	481,065	174,915	-	655,980
Less:
Operating Expenses:
Marketing and advertising	1,455,946	529,382	-	1,985,328
Consulting fee	400,619	145,665	-	546,284
Warranty expense	29,865	10,859	-	40,724
Payroll expenses	246,716	89,706	-	336,422
Professional fees	674,159	245,124	-	919,283
Travel and entertainment	483	176	-	659
(Reversal)/provision for credit losses - related party	(925,599)	(336,547)	-	(1,262,146)
Office expenses	6,472	2,353	-	8,825
Sales tax	47,217	17,168	-	64,385
State B&O tax	5,509	-	-	5,509
Other segment expenses	204,954	75,786	217	280,957
Plus:
Other Income/(Expenses):
Marketing campaign	1,305,022	474,506	-	1,779,528
Interest income	674	-	2	676
Loss on deconsolidation	-	-	-	-
Interest expense	(19,616)	-	(7,326)	(26,942)
Loss from the change of the FV of Warrant Liability	-	-	-	-
Other income	40,384	14,684	0	55,068
Other expense	(17,227)	(6,264)	-	(23,491)
Less:
Income tax	7,824	-	-	7,824
Segment Net Income (Loss)	$(571,434)	$(196,039)	$(9,487)	$(776,960)

The following table presents total assets by segment as of December 31, 2025 and 2024.

	December 31, 2025
	North America	Europe	China	Total
TOTAL SEGMENT ASSETS	$7,595,063	$3,577,523	$-	$11,172,586

	December 31, 2024
	North America	Europe	China	Total
TOTAL SEGMENT ASSETS	$5,388,357	$1,959,205	$2,089	$7,349,651